RECENTLY ISSUED ACCOUNTING STANDARDS	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
RECENTLY ISSUED ACCOUNTING STANDARDS	RECENTLY ISSUED ACCOUNTING STANDARDS
Adoption of new accounting standards

In December 2023, the Financial Accounting Standards Board (the "FASB") issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments enhance the transparency and decision usefulness of the annual income tax disclosures. The two primary enhancements include disaggregating existing income tax disclosures related to the effective tax rate reconciliation and income taxes paid. The impact of adoption of ASU 2023-09 had no impact on disclosures in our unaudited condensed consolidated financial statements.

In March 2024, the Financial Accounting Standards Board (the "FASB") issued ASU 2024-01 Compensation - Stock Compensation (Topic 718): Scope Application of Profits Interest and Similar Awards. The amendment adds an illustrative example to demonstrate how an entity should apply the scope guidance in paragraph 718- 10-15-3 to determine whether profits interest and similar awards should be accounted for in accordance with Topic 718, Compensation—Stock Compensation. The adoption of ASU 2024-01 had no material impact on our unaudited condensed consolidated financial statements.

Accounting pronouncements that have been issued but not yet adopted

The following table provides a brief description of other recent accounting standards that have been issued but not yet adopted as of June 30, 2025:

Standard	Description	Date of Adoption	Effect on our Unaudited Condensed Consolidated Financial Statements or Other Significant Matters for the Period
ASU 2024-03: Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses and ASU 2025-01: Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date
	The ASU requires, among other items, additional disaggregated disclosures in the notes to financial statements for certain categories of expenses that are included in the consolidated statements of operations.	January 1, 2027	The Company is currently evaluating the impact of this ASU on its consolidated financial statements and related disclosures.
ASU 2025-05: Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets
This ASU provides a practical expedient that all entities can use when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under ASC 606, Revenue from Contracts with Customers. Under this practical expedient, an entity is allowed to assume that the current conditions it has applied in determining credit loss allowances for current accounts receivable and current contract assets remain unchanged for the remaining life of those assets.
		January 1, 2026	No material impact is expected as a result of the adoption of this ASU.